Fixed Assets - Schedule of Fixed Assets (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Cost
Balance beginning		€ 462,727	€ 405,113
Additions		82,037	63,759
Disposals		(2,910)
Effect of changes in exchange rates		10,406	(6,127)
Balance ending		552,260	462,727
Transfer to disposal groups held for sale			(18)
Cost [Member] | Solar plants [Member]
Cost
Balance beginning	[1]	288,208	268,474
Additions		64,119	19,841
Disposals		(2,910)
Effect of changes in exchange rates		1,997	(107)
Balance ending		351,414	288,208	[1]
Transfer to disposal groups held for sale
Cost [Member] | Pumped storage [Member]
Cost
Balance beginning	[1]	136,139	100,059
Additions		16,296	42,099
Disposals
Effect of changes in exchange rates		8,409	(6,019)
Balance ending		160,844	136,139	[1]
Transfer to disposal groups held for sale
Cost [Member] | Biogas plants [Member]
Cost
Balance beginning		38,147	36,355
Additions		1,496	1,792
Disposals
Effect of changes in exchange rates
Balance ending		39,643	38,147
Transfer to disposal groups held for sale
Cost [Member] | Office furniture and equipment [Member]
Cost
Balance beginning		233	225
Additions		126	27
Disposals
Effect of changes in exchange rates			(1)
Balance ending		359	233
Transfer to disposal groups held for sale			(18)
Depreciation [Member]
Cost
Balance beginning		54,745	39,357
Depreciation for the year		15,258	15,405
Disposals		(490)
Effect of changes in exchange rates			1
Balance ending		69,513	54,745
Transfer to disposal groups held for sale			(18)
Depreciation [Member] | Solar plants [Member]
Cost
Balance beginning		42,266	29,530
Depreciation for the year		12,939	12,736
Disposals		(490)
Effect of changes in exchange rates
Balance ending		54,715	42,266
Transfer to disposal groups held for sale
Depreciation [Member] | Pumped storage [Member]
Cost
Balance beginning
Depreciation for the year
Disposals
Effect of changes in exchange rates
Balance ending
Transfer to disposal groups held for sale
Depreciation [Member] | Biogas plants [Member]
Cost
Balance beginning		12,296	9,652
Depreciation for the year		2,296	2,644
Disposals
Effect of changes in exchange rates
Balance ending		14,592	12,296
Transfer to disposal groups held for sale
Depreciation [Member] | Office furniture and equipment [Member]
Cost
Balance beginning		183	175
Depreciation for the year		23	25
Disposals
Effect of changes in exchange rates			1
Balance ending		206	183
Transfer to disposal groups held for sale			(18)
Carrying Amounts [Member]
Cost
Balance beginning		407,982	365,756
Balance ending		482,747	407,982
Carrying Amounts [Member] | Solar plants [Member]
Cost
Balance beginning	[1]	245,942	238,944
Balance ending		296,699	245,942	[1]
Carrying Amounts [Member] | Pumped storage [Member]
Cost
Balance beginning	[1]	136,139	100,059
Balance ending		160,844	136,139	[1]
Carrying Amounts [Member] | Biogas plants [Member]
Cost
Balance beginning		25,851	26,703
Balance ending		25,051	25,851
Carrying Amounts [Member] | Office furniture and equipment [Member]
Cost
Balance beginning		50	50
Balance ending		€ 153	€ 50

[1]	Comparative amounts were reclassified, which resulted in €2,491 thousand and €2,412 thousand being reclassified as of December 31, 2023, and as of January 1, 2023, respectively, from pumped storage to solar plants.